Stock-Based Compensation - Summary of Share-Based Payment Arrangement, Option, Activity (Detail) - 2013 Equity Incentive Plan [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding - Beginning balance	4,265,196	4,437,576
Number of shares, Options granted	0	1,924,899
Number of shares, Options exercised	(77,595)	(31,037)
Number of shares, Options cancelled	(154,785)	(2,029,557)
Number of shares, Options expired	(78,177)	(36,685)
Number of shares, Outstanding at Ending balance	3,954,639	4,265,196	4,437,576
Number of shares, Vested and exercisable - December 31, 2021	3,476,727
Number of shares, Vested and expected to vest - December 31, 2021	3,954,639
Weighted average exercise price per share, Outstanding - Beginning balance	$ 7.06	$ 10.26
Weighted average exercise price per share, Options granted	0	12.74
Weighted average exercise price per share, Options exercised	0.95	1.11
Weighted average exercise price per share, Options cancelled	11.08	19.46
Weighted average exercise price per share, Options expired	12.74	10.7
Weighted average exercise price per share, Outstanding at Ending balance	6.91	$ 7.06	$ 10.26
Weighted average exercise price per share, Vested and exercisable - December 31, 2021	6.11
Weighted average exercise price per share, Vested and expected to vest - December 31, 2021	$ 6.91
Weighted average contractual term (in years), Outstanding	5 years 1 month 17 days	6 years 5 months 8 days	6 years 11 months 26 days
Weighted average contractual term (in years), Vested and exercisable - December 31, 2021	4 years 9 months 10 days
Weighted average contractual term (in years), Vested and expected to vest - December 31, 2021	5 years 1 month 17 days
Aggregate intrinsic value, Outstanding	$ 13,165	$ 6,237	$ 55,114
Aggregate intrinsic value, Vested and exercisable - December 31, 2021	13,165
Aggregate intrinsic value, Vested and expected to vest - December 31, 2021	$ 13,165